SUPPLEMENT DATED MAY 17, 2010
TO
PROSPECTUS DATED MAY 1, 2009

WEALTHQUEST III GROUP UNALLOCATED VARIABLE ANNUITY
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement updates certain information contained in your Prospectus.  Please read it carefully and keep it with your prospectus for future reference.

Name Changes

Effective April 30, 2010 each series portfolio of the AIM Variable Insurance Funds changed their name by removing the name “AIM” and replacing with “Invesco.”  Anywhere “AIM”appears in the prospectus for a portfolio name, delete it and replace with “Invesco.”  The name of the Registrant also changed from “AIM Variable Insurance Funds” to “AIM Variable Insurance Funds (Invesco Variable Insurance Funds).”  Anywhere “AIM Variable Insurance Funds” appears in the prospectus, delete it and replace with “AIM Variable Insurance Funds (Invesco Variable Insurance Funds).”

In the prospectus, change the portfolio names as follows:

•	Anywhere “AIM V.I. Dynamics Fund” appears in the prospectus, delete it and replace with “Invesco V.I. Dynamics Fund”

•	Anywhere “AIM V.I. Financial Services Fund” appears in the prospectus, delete it and replace with “Invesco V.I. Financial Services Fund”

•	Anywhere “AIM V.I. Global Health Care Fund” appears in the prospectus, delete it and replace with “Invesco V.I. Global Health Care Fund”

•	Anywhere “AIM V.I. Global Real Estate Fund” appears in the prospectus, delete it and replace with “Invesco V.I. Global Real Estate Fund”

•	Anywhere “AIM V.I. Small Cap Equity Fund” appears in the prospectus, delete it and replace with “Invesco V.I. Small Cap Equity Fund”

•	Anywhere “AIM V.I. Technology Fund” appears in the prospectus, delete it and replace with “Invesco V.I. Technology Fund”

•	Anywhere “AIM V.I. Utilities Fund” appears in the prospectus, delete it and replace with “Invesco V.I. Utilities Fund”

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE